SCHEDULE OF INVESTMENTS
Thornburg Summit Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 53.1%
	Automobiles & Components — 0.7%
	Automobiles — 0.7%
	Mercedes-Benz Group AG	7,450	$ 431,115
			431,115
	Banks — 2.9%
	Banks — 2.9%
	BNP Paribas SA	9,717	461,949
	JPMorgan Chase & Co.	5,420	610,346
	Mitsubishi UFJ Financial Group, Inc.	58,900	316,639
	Regions Financial Corp.	25,180	472,125
			1,861,059
	Capital Goods — 2.0%
	Aerospace & Defense — 0.5%
	L3Harris Technologies, Inc.	1,445	349,257
	Machinery — 0.8%
	Otis Worldwide Corp.	7,284	514,760
	Trading Companies & Distributors — 0.7%
	Ashtead Group plc	10,732	449,273
			1,313,290
	Consumer Services — 1.4%
	Hotels, Restaurants & Leisure — 1.4%
[a]	Booking Holdings, Inc.	236	412,762
	Wyndham Hotels & Resorts, Inc.	8,002	525,891
			938,653
	Diversified Financials — 4.6%
	Capital Markets — 2.1%
	CME Group, Inc.	2,296	469,991
	Hong Kong Exchanges & Clearing Ltd.	11,900	585,385
[a]	XP, Inc. Class A	17,531	314,857
	Consumer Finance — 2.5%
	Capital One Financial Corp.	12,114	1,262,157
	SBI Cards & Payment Services Ltd.	32,326	312,587
			2,944,977
	Energy — 3.2%
	Oil, Gas & Consumable Fuels — 3.2%
	Chesapeake Energy Corp.	7,874	638,581
	Petroleo Brasileiro SA Sponsored ADR	16,828	196,551
	TotalEnergies SE	22,805	1,203,768
			2,038,900
	Food, Beverage & Tobacco — 1.0%
	Food Products — 1.0%
	Nestle SA	5,694	664,683
			664,683
	Household & Personal Products — 0.9%
	Personal Products — 0.9%
	Estee Lauder Cos., Inc. Class A	2,264	576,573
			576,573
	Insurance — 1.3%
	Insurance — 1.3%
	NN Group NV	18,521	841,190
			841,190
	Materials — 2.3%
	Chemicals — 2.3%
	Linde plc	2,142	615,889

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	LyondellBasell Industries NV Class A	5,176	$ 452,693
	PPG Industries, Inc.	3,442	393,559
			1,462,141
	Media & Entertainment — 4.1%
	Entertainment — 0.9%
	Nintendo Co. Ltd.	900	389,239
[a]	Sea Ltd. ADR	3,175	212,281
	Interactive Media & Services — 3.2%
[a]	Alphabet, Inc. Class A	952	2,074,655
			2,676,175
	Pharmaceuticals, Biotechnology & Life Sciences — 5.7%
	Biotechnology — 0.7%
[a]	ChemoCentryx, Inc.	18,154	449,856
	Life Sciences Tools & Services — 1.0%
	Thermo Fisher Scientific, Inc.	1,165	632,921
	Pharmaceuticals — 4.0%
	AstraZeneca plc	4,845	636,964
	Merck & Co., Inc.	12,752	1,162,600
	Roche Holding AG	2,373	791,829
			3,674,170
	Retailing — 3.9%
	Internet & Direct Marketing Retail — 2.4%
[a]	Amazon.com, Inc.	6,066	644,270
	JD.com, Inc. Class A	17,100	550,910
[a]	MercadoLibre, Inc.	506	322,256
	Multiline Retail — 0.5%
	Dollar General Corp.	1,382	339,198
	Specialty Retail — 1.0%
	Home Depot, Inc.	2,406	659,894
			2,516,528
	Semiconductors & Semiconductor Equipment — 3.0%
	Semiconductors & Semiconductor Equipment — 3.0%
	ASML Holding NV	1,515	723,728
	Broadcom, Inc.	831	403,708
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	9,686	791,830
			1,919,266
	Software & Services — 7.1%
	Information Technology Services — 2.7%
	Mastercard, Inc. Class A	1,958	617,710
	Nomura Research Institute Ltd.	17,400	462,957
	Visa, Inc. Class A	3,322	654,068
	Software — 4.4%
[a]	Fair Isaac Corp.	1,877	752,489
	Microsoft Corp.	4,985	1,280,298
	SAP SE	8,873	808,315
			4,575,837
	Technology Hardware & Equipment — 4.3%
	Communications Equipment — 1.1%
	Cisco Systems, Inc.	17,017	725,605
	Electronic Equipment, Instruments & Components — 0.6%
	Keyence Corp.	1,100	376,017
	Technology Hardware, Storage & Peripherals — 2.6%
	Apple, Inc.	6,672	912,196
	Samsung Electronics Co. Ltd.	17,903	785,945
			2,799,763
	Telecommunication Services — 3.0%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Diversified Telecommunication Services — 3.0%
[a]	Converge ICT Solutions, Inc.	561,400	$ 215,943
	Deutsche Telekom AG	26,746	531,027
	Orange SA	99,233	1,166,782
			1,913,752
	Transportation — 0.8%
	Road & Rail — 0.8%
	Canadian Pacific Railway Ltd.	7,195	502,499
			502,499
	Utilities — 0.9%
	Electric Utilities — 0.9%
	Enel SpA	112,327	614,462
			614,462
	Total Common Stock (Cost $35,616,445)		34,265,033
	Asset Backed Securities — 11.3%
	Auto Receivables — 3.9%
[b]	ACC Auto Trust, Series 2022-A Class A, 4.58% due 7/15/2026	$ 464,035	459,774
[b]	ACM Auto Trust, Series 2022-1A Class A, 3.23% due 4/20/2029	392,245	390,918
	CPS Auto Receivables Trust,
[b]	Series 2021-A Class B, 0.61% due 2/18/2025	290,274	289,332
[b]	Series 2022-A Class A, 0.98% due 4/16/2029	290,836	285,932
	GM Financial Automobile Leasing Trust, Series 2021-3 Class A2, 0.24% due 12/20/2023	387,500	384,305
[c]	Volkswagen Auto Lease Trust, Series 2020-A Class A3, 0.39% due 1/22/2024	700,000	693,945
			2,504,206
	Credit Card — 0.7%
[b]	Mission Lane Credit Card Master Trust, Series 2021-A Class A, 1.59% due 9/15/2026	450,000	433,363
			433,363
	Other Asset Backed — 6.2%
[b]	Amur Equipment Finance Receivables X LLC, Series 2022-1A Class A1, 0.335% due 1/20/2023	16,786	16,764
	Aqua Finance Trust,
[b]	Series 2019-A Class A, 3.14% due 7/16/2040	22,604	21,879
[b]	Series 2019-A Class B, 3.47% due 7/16/2040	200,000	190,987
[b,c]	AXIS Equipment Finance Receivables LLC, Series 2021-1A Class F, 6.09% due 2/20/2029	600,000	550,781
[b]	Diamond Resorts Owner Trust, Series 2018-1 Class A, 3.70% due 1/21/2031	17,881	17,809
[b,d]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	177,970	110,789
[b]	Foundation Finance Trust, Series 2019-1A Class A, 3.86% due 11/15/2034	46,866	46,299
[b,e]	Freed ABS Trust, Series 2022-3FP Class A, 4.50% due 8/20/2029	500,000	499,990
[b,f]	Goldman Home Improvement Trust Series 2021-GRN2 Class R, due 6/20/2051	2,000	148,377
[b]	LendingPoint Asset Securitization Trust, Series 2021-A Class A, 1.00% due 12/15/2028	93,320	92,684
[b]	LendingPoint Pass-Through Trust, Series 2022-ST1 Class A, 2.50% due 3/15/2028	258,473	248,506
	Marlette Funding Trust,
[b]	Series 2021-1A Class R, 0.01% due 6/16/2031	1,200	220,593
[b]	Series 2021-2A Class R, 0.01% due 9/15/2031	1,150	240,856
[b,f]	Mosaic Solar Loan Trust, Series 2021-2A Class R, 0.01% due 4/22/2047	1,150,000	250,355
[b]	New Residential Advance Receivables Trust Advance Receivables Backed, Series 2020-T1 Class DT1, 3.011% due 8/15/2053	250,000	240,229
[b]	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2020-APT1 Class AT1, 1.035% due 12/16/2052	400,000	392,478
[b,g]	SBA Tower Trust, Series 2014-2A Class C, 3.869% due 10/15/2049	30,000	29,523
[b]	Sierra Timeshare Receivables Funding LLC, Series 2019-1A Class A, 3.20% due 1/20/2036	21,080	20,717
[b]	SoFi Consumer Loan Program Trust, Series 2018-3 Class C, 4.67% due 8/25/2027	88,521	88,535
	Upstart Pass-Through Trust,
[b]	Series 2021-ST4 Class CERT, 0.01% due 7/20/2027	500,000	283,390
[b]	Series 2021-ST7 Class A, 1.85% due 9/20/2029	342,132	324,843
			4,036,384
	Student Loan — 0.5%
[b,g]	Navient Private Education Loan Trust, Series 2015-AA Class A2B, 2.524% (LIBOR 1 Month + 1.20%) due 12/15/2028	188,467	188,295
[b]	SMB Private Education Loan Trust, Series 2020-B Class A1A, 1.29% due 7/15/2053	166,230	152,085
			340,380
	Total Asset Backed Securities (Cost $7,988,317)		7,314,333

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Corporate Bonds — 4.6%
	Automobiles & Components — 0.4%
	Automobiles — 0.4%
[b]	Hyundai Capital America, 0.875% due 6/14/2024	$ 300,000	$ 280,608
			280,608
	Diversified Financials — 0.2%
	Capital Markets — 0.2%
	Owl Rock Technology Finance Corp.,
	2.50% due 1/15/2027	168,000	142,855
[b]	4.75% due 12/15/2025	11,000	10,405
			153,260
	Energy — 0.4%
	Oil, Gas & Consumable Fuels — 0.4%
[b,d]	SA Global Sukuk Ltd., 0.946% due 6/17/2024	300,000	283,209
			283,209
	Food, Beverage & Tobacco — 0.4%
	Tobacco — 0.4%
[b]	Vector Group Ltd., 10.50% due 11/1/2026	251,000	236,851
			236,851
	Health Care Equipment & Services — 0.8%
	Health Care Providers & Services — 0.8%
	Tenet Healthcare Corp., 4.625% due 7/15/2024	500,000	480,405
			480,405
	Insurance — 0.6%
	Insurance — 0.6%
[d,e]	Pentair Finance Sarl, 5.90% due 7/15/2032	400,000	400,248
			400,248
	Materials — 0.7%
	Metals & Mining — 0.7%
[b]	Compass Minerals International, Inc., 6.75% due 12/1/2027	500,000	452,711
			452,711
	Media & Entertainment — 0.6%
	Media — 0.6%
[b]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25% due 2/1/2031	500,000	410,595
			410,595
	Real Estate — 0.1%
	Equity Real Estate Investment Trusts — 0.1%
	Service Properties Trust, 4.95% due 2/15/2027	40,000	29,448
			29,448
	Technology Hardware & Equipment — 0.4%
	Technology Hardware, Storage & Peripherals — 0.4%
	Dell International LLC/EMC Corp., 4.90% due 10/1/2026	250,000	250,193
			250,193
	Total Corporate Bonds (Cost $3,109,435)		2,977,528
	Convertible Bonds — 0.3%
	Diversified Financials — 0.3%
	Diversified Financial Services — 0.3%
	EZCORP, Inc., 2.375% due 5/1/2025	230,000	202,968
			202,968
	Total Convertible Bonds (Cost $195,752)		202,968
	U.S. Treasury Securities — 15.8%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	United States Treasury Inflation Indexed Bonds, 0.125%, 7/15/2031	$ 215,696	$ 205,113
	United States Treasury Notes,
	0.125%, 2/15/2024	800,000	764,250
	0.375%, 11/30/2025	610,000	557,101
	0.50%, 4/30/2027	1,000,000	885,000
	0.625%, 5/15/2030	250,000	208,477
	1.25%, 8/15/2031	550,000	473,430
	1.375%, 11/15/2031	2,100,000	1,821,422
	1.625%, 5/15/2031	200,000	178,687
	1.875%, 2/15/2032	544,000	492,830
	2.25%, 12/31/2023	1,400,000	1,384,906
	2.875%, 5/15/2032	1,000,000	988,906
	United States Treasury Notes Inflationary Index,
	0.125%, 1/15/2030 - 7/15/2030	1,688,754	1,610,317
	0.25%, 2/15/2050	562,155	442,616
	3.625%, 4/15/2028	162,632	189,861
	Total U.S. Treasury Securities (Cost $10,991,324)		10,202,916
	Mortgage Backed — 5.9%
[b,g]	Angel Oak Mortgage Trust I LLC, Whole Loan Securities Trust CMO, Series 2019-2 Class A1, 3.628% due 3/25/2049	5,412	5,412
[b,g]	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1, 3.805% due 1/25/2049	52,888	51,493
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,g,h]	Series 2021-J1 Class A5IX, 0.111% due 4/25/2051	12,299,010	61,335
[b,g,h]	Series 2021-J1 Class AIOS, 0.23% due 4/25/2051	17,657,306	222,683
[b,g]	Series 2021-J1 Class B4, 2.611% due 4/25/2051	100,000	40,196
[b,g]	Series 2021-J1 Class B5, 2.611% due 4/25/2051	100,000	36,466
[b,g]	Series 2021-J1 Class B6, 2.611% due 4/25/2051	100,000	23,841
	COMM Mortgage Trust, CMBS, Series 2015-LC23 Class ASB, 3.598% due 10/10/2048	394,267	390,106
[b,g]	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class A1, 2.206% due 1/25/2067	280,563	244,387
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO, Series 2019-1 Class MA, 3.50% due 7/25/2058	55,236	54,669
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO, Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	78,256	74,723
[b,g]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-2 Class B3, 4.038% due 12/25/2049	118,440	108,540
[b,g]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2021-CM2 Class A1, 2.352% due 8/25/2066	287,748	275,787
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[b,g]	Series 2021-NQM2 Class A1, 1.073% due 9/25/2056	254,522	221,165
[b,g]	Series 2021-NQM3 Class A1, 1.595% due 11/25/2056	367,500	312,630
	JPMorgan Chase Commercial Mortgage Securities Trust, CMBS,
[b]	Series 2012-HSBC Class A, 3.093% due 7/5/2032	238,342	238,358
	Series 2013-LC11 Class A5, 2.96% due 4/15/2046	425,000	420,984
[b,g]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	62,618	61,951
[b,g]	MFRA Trust, Whole Loan Securities Trust CMO, Series 2022-CHM1, 3.875% due 9/25/2056	338,898	326,934
[g]	Morgan Stanley Bank of America Merrill Lynch Trust, CMBS, Series 2013-C10 Class ASB, 3.912% due 7/15/2046	75,376	75,480
[b,g]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	393,862	388,887
[b,g]	TIAA Bank Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2018-2 Class B3, 3.736% due 7/25/2048	165,895	151,394
	Total Mortgage Backed (Cost $3,928,911)		3,787,421
	Exchange-Traded Funds — 4.7%
[a]	Invesco DB Agriculture Fund	25,677	523,297
[a]	Invesco DB Base Metals Fund	40,742	791,210
[a]	SPDR Gold Shares Fund	7,233	1,218,471
[a]	United States Oil Fund LP	5,819	467,557
	Total Exchange-Traded Funds (Cost $2,568,925)		3,000,535
	Short-Term Investments — 5.6%
[i]	Thornburg Capital Management Fund	358,764	3,587,643
	Total Short-Term Investments (Cost $3,587,643)		3,587,643
	Total Investments — 101.3% (Cost $67,986,752)		$65,338,377
	Liabilities Net of Other Assets — (1.3)%		(823,098)

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2022 (Unaudited)

Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
Net Assets — 100.0%		$64,515,279

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2022
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	MSC	Buy	433,820	7/28/2022	455,305	$ —	$ (9,129)
Euro	MSC	Buy	660,000	7/28/2022	692,687	—	(8,393)
Japanese Yen	MSC	Buy	73,300,000	7/28/2022	540,976	—	(35,929)

Total						—	$(53,451)

Net unrealized appreciation (depreciation)							$(53,451)

*	Counterparty includes Morgan Stanely & Co. Inc. ("MSC").

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the aggregate value of these securities in the Fund’s portfolio was $10,681,921, representing 16.56% of the Fund’s net assets.
c	Segregated as collateral for a when-issued security.
d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
e	When-issued security.
f	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
g	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2022.
h	Interest only.
i	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rates
Mtg	Mortgage

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Summit Fund	June 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Summit Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2022 (Unaudited)

valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method approved by the Audit Committee.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/21	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/22	Dividend Income
Thornburg Capital Mgmt. Fund	$5,946,069	$28,383,030	$(30,741,456)	$-	$-	$3,587,643	$13,888